SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 37,500	$ 38,641
Revenue	11,013	11,985
United States
Disclosure of geographical areas [line items]
Non-current assets	16,518	16,355
Revenue	5,573	6,134
Mali
Disclosure of geographical areas [line items]
Non-current assets	3,599	4,709
Revenue	1,236	1,249
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	4,874	4,602
Revenue	1,303	1,514
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	2,659	3,267
Revenue	0	0
Chile
Disclosure of geographical areas [line items]
Non-current assets	1,957	1,937
Revenue	0	0
Others
Disclosure of geographical areas [line items]
Non-current assets	1,930	1,793
Revenue	868	962
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	1,914	1,767
Revenue	1,033	993
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,247	1,739
Revenue	365	382
Canada
Disclosure of geographical areas [line items]
Non-current assets	507	517
Revenue	231	291
Pakistan
Disclosure of geographical areas [line items]
Non-current assets	749	0
Revenue	0	0
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	382	382
Revenue	0	0
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	327	330
Revenue	0	0
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	164	191
Revenue	356	369
Peru
Disclosure of geographical areas [line items]
Non-current assets	73	113
Revenue	48	91
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	600	939
Revenue	$ 0	$ 0